CURRENT EXPECTED CREDIT LOSSES (Q1) (Details) - USD ($)		3 Months Ended		5 Months Ended
		Mar. 31, 2021		Dec. 31, 2020
Current Expected Credit Loss [Abstract]
Allowance for credit losses		$ 248,317		$ 404,860
Current Expected Credit Loss Reserve for Funded and Unfunded Loan Commitments
Balance at period start		404,860
Balance at period end		248,317		404,860
CECL Reserve [Member]
Current Expected Credit Loss [Abstract]
Allowance for credit losses		$ 531,497		$ 465,397
Loans receivable variable spread rate		1.25%		1.32%
Loans receivable at carrying value, commitment balance		$ 42,393,791		$ 35,185,294
Current Expected Credit Loss Reserve for Funded and Unfunded Loan Commitments
Balance at period start		465,397
Provision for current expected credit losses		66,100
Write-offs		0
Recoveries		0
Balance at period end		531,497		465,397
Funded Loan Commitment [Member] | CECL Reserve [Member]
Current Expected Credit Loss [Abstract]
Allowance for credit losses	[1]	248,317		404,860	[2]
Current Expected Credit Loss Reserve for Funded and Unfunded Loan Commitments
Balance at period start		404,860	[1],[2]	0
Provision for current expected credit losses		(156,543)	[1]	404,860
Write-offs		0	[1]	0
Recoveries		0	[1]	0
Balance at period end	[1]	248,317		404,860	[2]
Unfunded Loan Commitment [Member] | CECL Reserve [Member]
Current Expected Credit Loss [Abstract]
Allowance for credit losses	[3]	283,180		60,537	[4]
Current Expected Credit Loss Reserve for Funded and Unfunded Loan Commitments
Balance at period start		60,537	[3],[4]	0
Provision for current expected credit losses		222,643	[3]	60,537
Write-offs		0	[3]	0
Recoveries		0	[3]	0
Balance at period end	[3]	$ 283,180		$ 60,537	[4]

[1]	As of March 31, 2021 and December 31, 2020, the CECL Reserve related to outstanding balances on loans at carrying value and loans receivable at carrying value is recorded within current expected credit loss reserve in the Company's balance sheets.
[2]	As of December 31, 2020, the CECL Reserve related to outstanding balances on loans at carrying value and loans receivable at carrying value is recorded within current expected credit loss reserve in the Company's balance sheet.
[3]	As of March 31, 2021 and December 31, 2020, the CECL Reserve related to unfunded commitments on loans held at carrying value is recorded within other liabilities in the Company's balance sheets.
[4]	As of December 31, 2020, the CECL Reserve related to unfunded commitments on loans held at carrying value is recorded within other liabilities in the Company's consolidated balance sheets.